FINANCIAL INSTRUMENTS - Summary of Impact on Profit and Equity 5% strengthening (Detail) - 5% strengthening of US Dollar against Canadian Dollar [member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit (loss)	$ 219,010	$ 32,541
Canadian dollar current assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit (loss)	(7,659)	(19,687)
Canadian dollar accounts payable and accrued liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in profit (loss)	$ 226,669	$ 52,228